Trade Payables and Other Liabilities	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Other Liabilities	Trade Payables and Other Liabilities

	June 30, 2025	December 31, 2024
Current:
Trade payables	$389	$406
Accrued expenses	481	522
Contract liabilities(1)	901	840
Advances and deposits(2)	42	66
Payables for property, plant and equipment and intangible assets	250	161
Other(3)	123	97
Total	$2,186	$2,092
Non-current:
Payables for intangible assets	187	193
Contract liabilities(1)	667	744
Other(3)	136	85
Total	$990	$1,022
(1)Contract liabilities comprise contractual obligations for payments received in advance of the satisfaction of performance obligations for wafers, as well as NRE services.
(2)Advances and deposits include advances from customers of $22 million (2024: $36 million) collected for purchase orders.
(3)Other includes other financial liabilities, due from related parties, deferred tax liabilities and non-current advances and deposits.
The following table presents the activities in contract liabilities as of June 30, 2025 and December 31, 2024

	June 30, 2025	December 31, 2024
Beginning contract liabilities balance	$1,584	$1,983
Cash receipts in advance of satisfaction of performance obligations	469	381
Released to the consolidated statements of operations	(471)	(749)
Other(1)	(14)	(31)
Ending contract liabilities balance	$1,568	$1,584

Current	$901	$840
Non-current	667	744
Total	$1,568	$1,584
(1)Includes $14 million and $18 million primarily due to the unbilled accounts receivable balance applied against the related contract liabilities for a certain customer's non-recurring engineering arrangement as of June 30, 2025 and December 31, 2024, respectively.